Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from (used in) operating activities [abstract]
Profit/(loss) for the period	$ 1,383	$ 204,049	$ 350,301
Adjustments for:	225,527	205,457	208,305
Depreciation of tangible assets (Note 8)	229,777	227,664	210,156
Depreciation of intangible assets	95	99	50
Loss (gain) on disposal of investments in equity accounted investees (Note 24)	0	24,150	0
Provisions	(160)	(603)	91
Tax (benefits)/expenses (Note 7)	(1,358)	(174)	5,633
Share of profit of equity-accounted investees, net of tax (Note 25)	(30,082)	(40,495)	(51,592)
Net finance expense (Note 6)	43,463	44,839	47,630
(Gain)/loss on disposal of assets (Note 8)	(15,511)	(50,395)	(5,300)
Equity-settled share-based payment transactions (Note 5)	313	406	1,637
Amortization of deferred capital gain	(1,010)	(34)	0
Changes in working capital requirements	22,083	38,487	(57,692)
Change in cash guarantees	(52)	107	1
Change in trade receivables (Note 11)	5,938	(755)	12,330
Change in accrued income (Note 11)	(1,499)	21,049	(13,175)
Change in deferred charges (Note 11)	(3,648)	239	11,090
Change in other receivables (Note 10-11)	28,773	35,905	(34,654)
Change in trade payables (Note 17)	1,165	(6,817)	1,190
Change in accrued payroll (Note 17)	1,014	(138)	255
Change in accrued expenses (Note 17)	(6,727)	(7,547)	(1,649)
Change in deferred income (Note 17)	(3,726)	(3,591)	6,612
Change in other payables (Note 17)	18	(226)	(39,800)
Change in provisions for employee benefits (Note 16)	827	261	108
Income taxes paid during the period	11	(100)	(109)
Interest paid (Note 6-18)	(39,595)	(33,378)	(50,810)
Interest received (Note 6-11)	636	209	262
Dividends received from equity-accounted investees (Note 25)	1,250	23,478	275
Net cash from (used in) operating activities	211,295	438,202	450,532
Cash flows from (used in) investing activities [abstract]
Acquisition of vessels (Note 8)	(176,687)	(342,502)	(351,596)
Proceeds from the sale of vessels (Note 8)	96,880	223,016	112,890
Acquisition of other tangible assets and prepayments (Note 8)	(1,203)	(178)	(8,289)
Acquisition of intangible assets	(11)	(18)	(258)
Proceeds from the sale of other (in)tangible assets	29	38	95
Loans from (to) related parties (Note 25)	40,750	22,047	39,785
Proceeds from capital decreases in joint ventures (Note 25)	0	3,737	1,500
Acquisition of subsidiaries, net of cash acquired (Note 24)	0	(6,755)	0
Net cash from (used in) investing activities	(40,242)	(100,615)	(205,873)
Cash flows from (used in) financing activities [abstract]
Proceeds from issue of share capital (Note 13)	0	0	229,063
Transaction costs related to issue of share capital (Note 13)	0	0	(19,357)
(Purchase of) Proceeds from sale of treasury shares (Note 13)	0	(6,157)	8,263
Proceeds from new borrowings (Note 15)	526,024	740,286	931,270
Repayment of borrowings (Note 15)	(710,993)	(774,015)	(1,367,871)
Transaction costs related to issue of loans and borrowings (Note 15)	(5,874)	(4,436)	(8,680)
Dividends paid (Note 13)	(44,133)	(216,838)	(138,003)
Net cash from (used in) financing activities	(234,976)	(261,160)	(365,315)
Net increase (decrease) in cash and cash equivalents	(63,923)	76,427	(120,656)
Net cash and cash equivalents at the beginning of the period (Note 12)	206,689	131,663	254,086
Effect of changes in exchange rates	882	(1,401)	(1,767)
Net cash and cash equivalents at the end of the period (Note 12)	$ 143,648	$ 206,689	$ 131,663